Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Deposits from customers [abstract]
Current accounts / Overnight deposits	€ 225,865	€ 221,773
Savings accounts	349,910	334,296
Time deposits	113,104	92,154
Other	3,699	2,053
Customer deposits	€ 692,577	€ 650,276